Loans - Schedule of Allowances for Loan Losses by Portfolio Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 5,907	$ 5,604	$ 5,291
Provision for loan losses	1,140	1,316	1,145
Charge-offs	(258)	(1,082)	(1,204)
Recoveries	228	69	372
Net (charge-offs) recoveries	(30)	(1,013)	(832)
Ending balance	7,017	5,907	5,604
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	2,178	1,813	2,207
Provision for loan losses	102	1,127	429
Charge-offs	(47)	(823)	(1,184)
Recoveries	175	61	361
Net (charge-offs) recoveries	128	(762)	(823)
Ending balance	2,408	2,178	1,813
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,791	1,735	1,264
Provision for loan losses	361	158	471
Charge-offs		(103)
Recoveries	1	1
Net (charge-offs) recoveries	1	(102)
Ending balance	2,153	1,791	1,735
Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,245	1,273	1,189
Provision for loan losses	(100)	6	76
Charge-offs		(37)
Recoveries	7	3	8
Net (charge-offs) recoveries	7	(34)	8
Ending balance	1,152	1,245	1,273
Construction & Land Development [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	258	237	178
Provision for loan losses	(55)	21	59
Ending balance	203	258	237
Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	306	175	141
Provision for loan losses	341	246	51
Charge-offs	(211)	(119)	(20)
Recoveries	45	4	3
Net (charge-offs) recoveries	(166)	(115)	(17)
Ending balance	481	306	175
Unallocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	129	371	312
Provision for loan losses	491	(242)	59
Ending balance	$ 620	$ 129	$ 371